PROPERTY AND EQUIPMENT, NET (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 163	$ 358	$ 549	$ 839
Asset Impairment Charges			$ 489	$ 0